Stock-Based Incentive Compensation Plans - Fair Value Assumptions (Detail) - $ / shares	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Total Shareholder Return Plan (TSRP) [Member]
Fair Value Assumptions [Abstract]
Expected life (in years)			1 month 6 days
Expected volatility (percent)			27.30%
Risk-free interest rate (percent)			0.00%
Expected dividend (percent)			1.20%
Black-Scholes Model [Member] | 2006 Equity Incentive Plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value (in dollars per unit)	$ 15.74	$ 18.24	$ 14.62
Expected life (in years)	4 years 9 months 18 days	4 years 8 months 12 days	4 years 8 months 12 days
Expected volatility (percent)	36.40%	31.80%	31.80%
Risk-free interest rate (percent)	1.10%	1.20%	1.50%
Expected dividend (percent)	2.50%	1.60%	1.20%
Black-Scholes Model [Member] | 2006 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value (in dollars per unit)	$ 15.94	$ 18.73	$ 15.75
Expected life (in years)	5 years	5 years	5 years
Expected volatility (percent)	36.30%	31.80%	33.10%
Risk-free interest rate (percent)	1.10%	1.30%	1.60%
Expected dividend (percent)	2.50%	1.60%	1.20%
Monte Carlo Model [Member] | 2006 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value (in dollars per unit)	$ 20.56	$ 21.41	$ 22.63
Expected life (in years)	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Expected volatility (percent)	36.50%	30.10%	33.00%
Risk-free interest rate (percent)	1.50%	1.60%	2.20%
Expected dividend (percent)	2.60%	1.80%	1.00%